Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders’ Deficit (Unaudited) - USD ($) $ in Thousands	Preferred Stock Convertible BOLT THREADS, INC.	Preferred Stock Convertible	Common Stock BOLT THREADS, INC.	Common Stock	Additional Paid-In Capital BOLT THREADS, INC.	Additional Paid-In Capital	Accumulated Deficit BOLT THREADS, INC.	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss) BOLT THREADS, INC.	Accumulated Other Comprehensive Income (Loss)	BOLT THREADS, INC.	Total
Balances at Dec. 31, 2021	$ 336,568		$ 1		$ 18,944		$ (286,987)				$ (268,042)
Balances (in Shares) at Dec. 31, 2021	35,563,520		10,318,633
Proceeds from issuance of Series E convertible preferred stock, net of warrant issuance of $135	$ 2,665
Proceeds from issuance of Series E convertible preferred stock, net of warrant issuance of $135 (in Shares)	147,786
Issuance of common stock upon exercise of stock options					155						155
Issuance of common stock upon exercise of stock options (in Shares)			151,900
Stock-based compensation expense					1,159						1,159
Stock-based compensation expense (in Shares)
Reporting currency translation adjustments									7		7
Net income (loss)							(51,701)				(51,701)
Balances at Dec. 31, 2022	$ 339,233	$ 339,233	$ 1		20,258	$ 20,259	(338,688)	$ (338,688)	7	$ 7	(318,422)	$ (318,422)
Balances (in Shares) at Dec. 31, 2022	35,711,306	10,530,907	10,470,533	3,087,655
Stock-based compensation expense						360						360
Stock-based compensation expense (in Shares)
Reporting currency translation adjustments										(31)		(31)
Net income (loss)								(16,181)				(16,181)
Balances at Mar. 31, 2023		$ 339,233				20,619		(354,869)		(24)		(334,274)
Balances (in Shares) at Mar. 31, 2023		10,530,907		3,087,655
Balances at Dec. 31, 2022	$ 339,233	$ 339,233	$ 1		20,258	20,259	(338,688)	(338,688)	7	7	(318,422)	(318,422)
Balances (in Shares) at Dec. 31, 2022	35,711,306	10,530,907	10,470,533	3,087,655
Net income (loss)												(50,050)
Balances at Sep. 30, 2023		$ 339,233				20,804		(388,738)		29		(367,905)
Balances (in Shares) at Sep. 30, 2023		10,530,907		3,087,655
Balances at Dec. 31, 2022	$ 339,233	$ 339,233	$ 1		20,258	20,259	(338,688)	(338,688)	7	7	(318,422)	(318,422)
Balances (in Shares) at Dec. 31, 2022	35,711,306	10,530,907	10,470,533	3,087,655
Extinguishment of convertible preferred stock	$ (216,386)				216,386						216,386
Conversion of convertible preferred stock into common stock	$ (28,958)				28,958						28,958
Conversion of convertible preferred stock into common stock (in Shares)	(8,418,087)		841,785
Proceeds allocation to Bridge Warrants					17,635						17,635
Stock-based compensation expense					643						643
Stock-based compensation expense (in Shares)
Reporting currency translation adjustments									(21)		(21)
Net income (loss)							(57,720)				(57,720)
Balances at Dec. 31, 2023	$ 93,889	$ 93,889	$ 1		283,880	283,881	(396,408)	(396,408)	(14)	(14)	(112,541)	(112,541)
Balances (in Shares) at Dec. 31, 2023	27,293,219	8,048,573	11,312,318	3,335,864
Balances at Mar. 31, 2023		$ 339,233				20,619		(354,869)		(24)		(334,274)
Balances (in Shares) at Mar. 31, 2023		10,530,907		3,087,655
Stock-based compensation expense						87						87
Stock-based compensation expense (in Shares)
Reporting currency translation adjustments										27		27
Net income (loss)								(28,317)				(28,317)
Balances at Jun. 30, 2023		$ 339,233				20,706		(383,186)		3		(362,477)
Balances (in Shares) at Jun. 30, 2023		10,530,907		3,087,655
Stock-based compensation expense						98						98
Stock-based compensation expense (in Shares)
Reporting currency translation adjustments										26		26
Net income (loss)								(5,552)				(5,552)
Balances at Sep. 30, 2023		$ 339,233				20,804		(388,738)		29		(367,905)
Balances (in Shares) at Sep. 30, 2023		10,530,907		3,087,655
Balances at Dec. 31, 2023	$ 93,889	$ 93,889	$ 1		283,880	283,881	(396,408)	(396,408)	(14)	(14)	(112,541)	(112,541)
Balances (in Shares) at Dec. 31, 2023	27,293,219	8,048,573	11,312,318	3,335,864
Stock-based compensation expense						98						98
Stock-based compensation expense (in Shares)
Reporting currency translation adjustments										23		23
Net income (loss)								(6,594)				(6,594)
Balances at Mar. 31, 2024		$ 93,889				283,979		(403,002)		9		(119,014)
Balances (in Shares) at Mar. 31, 2024		8,048,573		3,335,864
Balances at Dec. 31, 2023	$ 93,889	$ 93,889	$ 1		$ 283,880	283,881	$ (396,408)	(396,408)	$ (14)	(14)	$ (112,541)	(112,541)
Balances (in Shares) at Dec. 31, 2023	27,293,219	8,048,573	11,312,318	3,335,864
Net income (loss)												(59,134)
Balances at Sep. 30, 2024				$ 3		450,283		(455,542)		84		(5,172)
Balances (in Shares) at Sep. 30, 2024				32,337,550
Balances at Mar. 31, 2024		$ 93,889				283,979		(403,002)		9		(119,014)
Balances (in Shares) at Mar. 31, 2024		8,048,573		3,335,864
Stock-based compensation expense						97						97
Stock-based compensation expense (in Shares)
Reporting currency translation adjustments										4		4
Net income (loss)								(58,932)				(58,932)
Balances at Jun. 30, 2024		$ 93,889				284,076		(461,934)		13		(177,845)
Balances (in Shares) at Jun. 30, 2024		8,048,573		3,335,864
Issuance of Common stock upon conversion of convertible preferred stock		$ (93,889)		$ 1		93,888						93,889
Issuance of Common stock upon conversion of convertible preferred stock (in Shares)		(8,048,573)		8,048,573
Net exercise of Bridge Warrants
Net exercise of Bridge Warrants (in Shares)				1,336,723
Issuance of Common stock upon conversion of Convertible Notes				$ 1		102,154						102,155
Issuance of Common stock upon conversion of Convertible Notes (in Shares)				10,451,111
Issuance of Common stock through the Merger and PIPE Financing, net of redemption and transaction costs				$ 1		(52,302)						(52,301)
Issuance of Common stock through the Merger and PIPE Financing, net of redemption and transaction costs (in Shares)				8,393,279
Conversion of convertible preferred stock warrants to Private Warrants						197						197
Issuance of Common stock to vendors due to contract terminations						7,327						7,327
Issuance of Common stock to vendors due to contract terminations (in Shares)				750,000
Stock-based compensation expense						14,943						14,943
Stock-based compensation expense (in Shares)				22,000
Reporting currency translation adjustments										71		71
Net income (loss)								6,392				6,392
Balances at Sep. 30, 2024				$ 3		$ 450,283		$ (455,542)		$ 84		$ (5,172)
Balances (in Shares) at Sep. 30, 2024				32,337,550